Borrowings (Details)											12 Months Ended
	Aug. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Jun. 27, 2023 USD ($)	Jun. 27, 2023 CNY (¥)	Jun. 25, 2023 USD ($)	Jun. 25, 2023 CNY (¥)	Mar. 24, 2023 USD ($)	Mar. 24, 2023 CNY (¥)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Borrowings [Line Items]
Drawn from the bank			$ 4,385,965	¥ 32,000,000
Interest expenses											$ 72,113	$ 105,430	$ 12,107
Interest expense from the long-term borrowings											$ 33,270
Revolving Credit Facility [Member]
Borrowings [Line Items]
Revolving loan facility	$ 274,123	¥ 2,000,000							$ 109,649	¥ 800,000
Non Revolving Credit Facility [Member]
Borrowings [Line Items]
Revolving loan facility							$ 616,776	¥ 4,500,000
Jiangsu New Energy [Member]
Borrowings [Line Items]
Revolving loan facility					$ 7,786,458	¥ 56,810,000